Concentrations (Details Narrative) - Customer Concentration Risk [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Three Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	62.00%		35.00%
One Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		33.00%		55.00%	50.00%	40.00%
No Other Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%		10.00%
Two Customers [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			47.00%		30.00%	71.00%